UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 5/31/14

Item 1.  Reports to Stockholders.

Mariner Managed Futures Strategy Fund

Class A Shares (Symbol: MHBAX)

Class C Shares (Symbol: MHBCX)

Class I Shares (Symbol: MHBIX)

Semi-Annual Report

May 31, 2014

1-855-542-4642

Distributed by Northern Lights Distributors, LLC

Member FINRA

MARINER MANAGED FUTURES STRATEGY FUND
PORTFOLIO REVIEW (Unaudited)
May 31, 2014

The Fund's performance figures* for the six months ending May 31, 2014, compared to its benchmark:
			Annualized
			Since Inception
	Six Month	One Year	December 16, 2011
Mariner Managed Futures Strategy Fund - Class A	(5.29)%	(5.29)%	(5.95)%
Mariner Managed Futures Strategy Fund - Class A with load **	(10.51)%	(10.51)%	(8.09)%
Mariner Managed Futures Strategy Fund - Class C	(5.46)%	(5.77)%	(6.44)%
Mariner Managed Futures Strategy Fund - Class I	(5.05)%	(4.95)%	(5.73)%
The Barclay BTOP50 Index ***	1.36%	(0.49)%	(0.31)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund's total annual operating expenses are 2.00%, 2.75% and 1.75% for Class A, Class C and Class N, respectively per the March 31, 2014 prospectus.  For performance information current to the most recent month-end, please call 1-855-542-4642.

** Fund return is calculated using the maximum sales charge of 5.50%.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.

Holdings by type of investment		% of Net Assets
Money Market Fund		71.5%
Other Assets Less Liabilities		28.5%
		100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Mariner Managed Futures Strategy Fund
Consolidated Portfolio of Investments (Unaudited)
May 31, 2014

Value
SHORT-TERM INVESTMENTS - 71.5%
Shares		MONEY MARKET FUND - 71.5%
1,178,515		Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I 0.08% (a,b)
		(Cost - $1,178,515)		$ 1,178,515

		TOTAL INVESTMENTS - 71.5% (Cost - $1,178,515) (c)		$ 1,178,515
		OTHER ASSETS LESS LIABILITIES - 28.5%		470,133
		NET ASSETS - 100.0%		$ 1,648,648

	(a)	Part of this instrument is a holding of MHB Fund Limited.
	(b)	Variable rate security. Interest rate is as of May 31, 2014.
(c)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $1,178,515 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ -
			Unrealized Depreciation:	-
			Net Unrealized Appreciation:	$ -

SWAP CONTRACTS (a)				Unrealized Appreciation (Depreciation)

Total return swap with Deutsche Bank AG, London Branch.  The swap provides exposure to the total returns on a basket of indexes that are calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank.  The basket is comprised of a diversified collection of indexes including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each index, and the mix of indexes.  The swap was effective on May 9, 2014 and has a termination date of May 14, 2019 unless earlier terminated. (Notional Value $3,770,000)

$ 8,933

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities (Unaudited)
May 31, 2014

ASSETS
Investment securities:
At cost	$ 1,178,515
At value	$ 1,178,515
Deposit with broker for swaps	375,000
Receivable due from advisor	59,078
Receivable for swap transactions	18,516
Unrealized appreciation on swap contracts	8,933
Interest receivable	107
Receivable for Fund shares sold	66
Prepaid expenses	28,690
TOTAL ASSETS	1,668,905

LIABILITIES
Fees payable to other affiliates	9,780
Distribution (12b-1) fees payable	939
Payable for Fund shares redeemed	9,538
TOTAL LIABILITIES	20,257
NET ASSETS	$ 1,648,648

NET ASSETS CONSIST OF:
Paid in capital	2,126,359
Accumulated net investment loss	(124,048)
Accumulated net realized loss on investments	(362,596)
Net unrealized appreciation of investments	8,933
NET ASSETS	$ 1,648,648

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 1,625,242
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	188,951
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 8.60
Maximum offering price per share (maximum sales charge of 5.50%) (a,b)	$ 9.10

Class C Shares:
Net Assets	$ 84.90
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	10
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.49

Class I Shares:
Net Assets	$ 23,321
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,697
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.65

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended May 31, 2014

INVESTMENT INCOME
Interest (net of foreign withholding tax of $9)	$ 2,569

EXPENSES
Investment advisory fees	27,723
Distribution (12b-1) fees:
Class A	7,188
Class C	8
Transfer agent fees	30,770
Legal fees	27,765
Registration fees	23,885
Administrative services fees	21,076
Accounting services fees	19,340
Shareholder reporting expenses	15,267
Compliance officer fees	9,927
Audit fees	9,406
Trustees fees and expenses	3,620
Other expenses	3,471
Custodian fees	3,053
TOTAL EXPENSES	202,499

Less: Fees waived and expenses reimbursed by the Advisor	(144,909)

NET EXPENSES	57,590

NET INVESTMENT LOSS	(55,021)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from Investments	(381,103)
Swaps	18,517
Net Realized Loss	(362,586)

Net change in unrealized appreciation (depreciation) on:
Investments	(32,258)
Swaps	8,933
Net Change in Unrealized Appreciation (Depreciation)	(23,325)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(385,911)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(440,932)

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Period Ended
	May 31, 2014	November 30, 2013
	(Unaudited)
FROM OPERATIONS
Net investment loss	$ (55,021)	$ (69,904)
Net realized loss from investments	(362,586)	(10)
Net change in unrealized appreciation (depreciation) on investments	(23,325)	100,604
Net increase (decrease) in net assets resulting from operations	(440,932)	30,690

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	963,704	6,837,401
Class I	-	130,000
Redemption fee proceeds:
Class A	705	531
Class C	-	1
Class I	6	98
Payments for shares redeemed:
Class A	(5,074,746)	(745,724)
Class C	(3,245)	(11,177)
Class I	-	(542,840)
Net increase (decrease) in net assets from shares of beneficial interest	(4,113,576)	5,668,290

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,554,508)	5,698,980

NET ASSETS
Beginning of Period	6,203,156	504,176
End of Period^	$ 1,648,648	$ 6,203,156
^Includes accumulated net investment loss of:	$ (124,048)	$ (69,027)

SHARE ACTIVITY
Class A:
Shares Sold	109,788	757,485
Shares Redeemed	(600,684)	(63,688)
Net increase (decrease) in shares of beneficial interest outstanding	(490,896)	693,797

Class C:
Shares Sold	-	-
Shares Redeemed	(380)	(1,242)
Net decrease in shares of beneficial interest outstanding	(380)	(1,242)

Class I:
Shares Sold	-	14,277
Shares Redeemed	-	(61,589)
Net decrease in shares of beneficial interest outstanding	-	(47,312)

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	May 31, 2014		November 30, 2013	November 30, 2012 (a)
	(Unaudited)

Net asset value, beginning of period	$ 9.08		$ 8.74	$ 10.00

Activity from investment operations:
Net investment loss (b)	(0.09)		(0.17)	(0.06)
Net realized and unrealized
gain (loss) on investments	(0.39)		0.51	(1.20)
Total from investment operations	(0.48)		0.34	(1.26)

Paid-in-Capital From Redemption Fees (c)	0.00		0.00	0.00

Net asset value, end of period	$ 8.60		$ 9.08	$ 8.74

Total return (d)	(5.29)%	(e)	3.89%	(12.60)%	(e)

Net assets, at end of period (000s)	$ 1,625		$ 6,175	$ 53

Ratio of gross expenses to average net assets (f)
	7.03%	(g)	9.28%	251.19%	(g)
Ratio of net expenses to average net assets
	2.00%	(g)	2.00%	0.71%	(g)
Ratio of net investment loss to average net assets
	(1.91)%	(g)	(1.85)%	(0.60)%	(g)

Portfolio Turnover Rate	0%	(e)	176%	0%	(e)

(a)	The Mariner Managed Futures Strategy Fund commenced operations on December 16, 2011.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Represent less than $0.01 per share.
(d)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(e) Not Annualized.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(g) Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		For the Six		For the Year		For the Period
		Months Ended		Ended		Ended
		May 31, 2014		November 30, 2013		November 30, 2012 (a)
		(Unaudited)

Net asset value, beginning of period		$ 8.98		$ 8.71		$ 10.00

Activity from investment operations:
	Net investment loss (b)	(0.12)		(0.23)		(0.10)
	Net realized and unrealized
	gain (loss) on investments	(0.37)		0.50		(1.19)
Total from investment operations		(0.49)		0.27		(1.29)

Paid-in-Capital From Redemption Fees		0.00	(c)	0.00	(c)	-

Net asset value, end of period		$ 8.49		$ 8.98		$ 8.71

Total return (d)		(5.46)%	(e)	3.10%		(12.90)%	(e)

Net assets, at end of period (000s)		$ 0	(f)	$ 4		$ 14

	Ratio of gross expenses to average
	net assets (g)	7.38%	(h)	25.04%		235.35%	(h)
	Ratio of net expenses to average
	net assets	2.75%	(h)	2.75%		1.16%	(h)
	Ratio of net investment loss
	to average net assets	(2.66)%	(h)	(2.63)%		(1.05)%	(h)

Portfolio Turnover Rate		0%	(e)	176%		0%	(e)

(a)	The Mariner Managed Futures Strategy Fund commenced operations on December 16, 2011.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Represent less than $0.01 per share.
(d)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(e)	Not Annualized.
(f)	Actual amount of net assets is $85.
(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(h)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the Six		For the Year		For the Period
	Months Ended		Ended		Ended
	May 31, 2014		November 30, 2013		November 30, 2012 (a)
	(Unaudited)

Net asset value, beginning of period	$ 9.11		$ 8.74		$ 10.00

Activity from investment operations:
Net investment loss (b)	(0.07)		(0.15)		(0.13)
Net realized and unrealized
gain (loss) on investments	(0.39)		0.52		(1.13)
Total from investment operations	(0.46)		0.37		(1.26)

Paid-in-Capital From Redemption Fees	0.00	(c)	0.00	(c)	-

Net asset value, end of period	$ 8.65		$ 9.11		$ 8.74

Total return (d)	(5.05)%	(e)	4.23%		(12.60)%	(e)

Net assets, at end of period (000s)	$ 23		$ 25		$ 437

Ratio of gross expenses to average
net assets (f)	7.35%	(g)	16.29%		88.13%	(g)
Ratio of net expenses to average
net assets	1.75%	(g)	1.75%		1.63%	(g)
Ratio of net investment loss
to average net assets	(1.66)%	(g)	(1.62)%		(1.50)%	(g)

Portfolio Turnover Rate	0%	(e)	176%		0%	(e)

(a)	The Mariner Managed Futures Strategy Fund commenced operations on December 16, 2011.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Represent less than $0.01 per share.
(d)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(e) Not Annualized.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(g) Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

May 31, 2014

1.

ORGANIZATION

The Mariner Managed Futures Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is income and capital appreciation.  The Fund commenced operations on December 16, 2011.

Effective March 17, 2014, the “Mariner Hyman Beck Fund” was renamed the “Mariner Managed Futures Strategy Fund”. The Fund’s investment objective, policies and strategies remain unchanged.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and Class I shares and are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are normally allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements.  These policies are in conformity with generally accepted accounting principles (“GAAP”).  The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open ended investment companies are valued at net asset value.

MHB Fund Limited (“MHB Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that through May 8, 2014, invest ed in Global Diversified Managed Futures Portfolio LLC (“GDMF”) which operates as a commodity investment pool. Monte Capital Group , LLC (the “Advisor”) fair values MHB Ltd. daily. The daily valuation is based on the current positions held by the commodity trading advisor’s (“CTA’s”) which trade on behalf of GDMF. The Advisor calculates an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA and accounting agent which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing prices of the underlying holdings and speaking with the CTA or accounting agent to further review valuation. The Advisor then makes a final determination on the fair value the CTA, using the Advisor’s estimate. The Advisor’s fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Fair Value – The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of May 31 , 201 4 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$ 1,178,515	$ -	$ -	$ 1,178,515
Total Investments	$ 1,178,515	$ -	$ -	$ 1,178,515
Derivates:
Other Financial Instruments
Total Derivatives	$ -	$ 8,933	$ -	$ 8,933
Total Assets	$ 1,178,515	$ 8,933	$ -	$ 1,187,448
* Refer to the Consolidated Portoflio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period ..

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include MHB Ltd. MHB Ltd. h ad an investment in GDMF. GDMF is a Delaware Limited liability company, which operates as a commodity investment pool. GDMF uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled “managed futures” programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more CTAs registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contract, and other derivative instruments. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in MHB Ltd., which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

A summary of the Fund’s investment in MHB Ltd. is as follows:

	Inception Date of MHB Ltd.	MHB Net Assets at May 31, 2014	% Of Net Assets at May 31, 2014
MHB Ltd.	7/30/2012	$402,657	24.42%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually in December. Distributable net realized capital gains, if any, are declared and distributed annually in December.  Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for 2012 and 2013 or expected to be taken in the Fund’s 2014 returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, MHB Ltd. is an exempted Cayman investment company. MHB Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MHB Ltd. is a CFC and as such is not subject to U.S. income tax. However, a portion of MHB Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

3.  INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended May 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $ 0 and $1, 635,184 , respectively.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the unrealized on swap contracts.  During the six months ended May 31, 2014, the Fund was not subject to any master netting arrangements.

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swaps	$ 8,933	$ -	$ 8,933	$ -	$ -	$ 8,933

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the consolidated financial statements.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of May 31, 2014:

Derivative Investment Type                         Location on the Consolidated Statement of Assets and Liabilities

Total Return Swaps                                    Unrealized appreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2014

Asset Derivatives Investment Value
Derivative Investment Type	Swaps
Commodity Contracts	$ 8,933

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended May 31, 2014:

Derivative Investment Type                         Location of Gain/Loss on Derivative

Commodity Contracts

   Net realized gain (loss) from swaps

   Net unrealized appreciation (depreciation) on swaps

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended May 31, 2014:

Derivative Investment Type	Commodity Risk	Total for the Six Months Ended May 31, 2014
Swaps	$ 18,517	$ 18,517

Changes in unrealized appreciation/(depreciation)on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Total for the Six Months Ended May 31, 2014
Swaps	$ 8,933	$ 8,933

Associated Risks:

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund.  The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments.  The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund's assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Counterparty Risk: The Portfolio invests in derivative instruments issued for the Portfolio by Deutsche Bank, (“Deutsche) a Deutsche Product (“Product”). If Deutsche becomes insolvent, Deutsche may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Deutsche’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments.  Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid.  As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Monte Capital Group, LLC serves as the Fund’s investment advisor. Prior to December 2, 2013, RJO Investment Management, LLC served as investment advisor. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.96% of the Fund’s average daily net asset s. For the six months ended May 31, 2014, the Advisor earned advisory fees of $27,723.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00%, 2.75% and 1.75% for Class A, Class C and Class I, respectively; until at least March 31, 2015 , and then will not exceed 3.00%, 3.75% and 2.75% for Class A, Class C and Class I, respectively; until at least March 31, 202 4 , subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This voluntary limitation may be discontinued without notice at any time.  For the six months ended May 31, 2014, the Advisor waived fees in the amount of $144,909.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily assets of the Fund’s Class A shares and at an annual rate of 1.00% of the average daily net assets attributable to Class C shares.  The Fund pays Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.   During the six months ended May 31, 2014 pursuant to the Plan, Class A and Class C shares paid $7,188, and $8, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. The Distributor is an affiliate of GFS. During the six months ended May 31, 2014, the Distributor did not receive any underwriting commissions for sales of Class A shares.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS would receive customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom would receive customary fees from the Fund.

5. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six months ended May 31, 2014, the Fund assessed $705 and $6 for Class A and Class I, respectively.

6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of its assets in Fidelity Institutional - Money Market Portfolio .. The Fund may

Mariner Managed Futures Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

May 31, 2014

redeem its investment from the Fidelity Institutional - Money Market Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional - Money Market Portfolio .. The financial statements of the Fidelity Institutional - Money Market Portfolio may invest in Certificates of Deposit, Commercial Paper, Repurchase agreements, US Government and Agency Debt, including the portfolio of investments, can be found at Fidelity website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2014 the percentage of the Fund’s net assets invested in the Fidelity Institutiona l - Money Market Portfolio was 71.5%.

7.  TAX COMPONENTS OF CAPITAL

As of November 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Other	Total
Ordinary	Long-Term	Carry	& Late year	Appreciation/	Book/Tax	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Differences	Earnings/(Deficits)
$ -	$ -	$ (10)	$(68,880)	$ 94,015	$ (61,904)	$ (36,779)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Fund’s wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $68,880.

At November 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$ (10)	$ -	$ (10)

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended November 30, 2013, as follows:

Paid	Undistributed	Accumulated
in	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (3,792)	$ 3,792	$ -

8 . SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Mariner Managed Futures Strategy Fund

EXPENSE EXAMPLES (Unaudited)

May 31, 2014

As a shareholder of the Mariner Managed Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Mariner Managed Futures Strategy Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2013 through May 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Mariner Managed Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Paid During Period* 12/1/13 - 5/31/14
Class A	2.00%	$1,000.00	$947.10	$9.71
Class C	2.75%	$1,000.00	$945.40	$13.34
Class I	1.75%	$1,000.00	$949.50	$ 8.51

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 12/1/13	Ending Account Value 5/31/14	Expense Paid During Period* 12/1/13 – 5/31/14
Class A	2.00%	$1,000.00	$1,014.96	$10.05
Class C	2.75%	$1,000.00	$1,011.22	$13.79
Class I	1.75%	$1,000.00	$1,016.21	$ 8.80

*       Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Mariner Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2014

Shareholder Meeting

The Board of Trustees of Northern Lights Fund Trust II (the “Trust”) held a Special Meeting of the Shareholders of the Mariner Managed Futures Strategy Fund (formerly the Mariner Hyman Beck Fund (the “Fund”), a series of the Trust, on March 14, 2014 for the purpose of approving an Investment Advisory Agreement, by and among the Trust and Monte Capital Group LLC.

At the close of business December 3, 2013, the record date for the Special Meeting of Shareholders, there were outstanding 682,650 shares of beneficial interest of the Fund.  Accordingly, shares represented in person and by proxy at the Special Meeting equaled 51.55% of the outstanding shares of the Fund.  Therefore, a quorum was present for the Fund.

With respect to approval of a proposed Investment Advisory Agreement the following votes were cast:

For Approval:  267,365 shares voted

Against Approval:  5,377 shares voted

Abstained:  72,018 shares voted

Mariner Managed Futures Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

May 31, 2014

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 24-25, 2013, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Interim Investment Advisory Agreement (“Interim Agreement”) and New Investment Advisory Agreement (“New Advisory Agreement”)  between the Trust, on behalf of the Mariner Managed Futures Strategy Fund (Formally Mariner Hyman Beck Fund) (the “Fund”) and Monte Capital Group, LLC (“Monte”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Interim Agreement and New Advisory Agreement (collectively, the “Advisory Agreements”).  The materials provided contained information with respect to the factors enumerated below, including the Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreements and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to Monte (including due diligence questionnaires completed by Monte, select financial information of Monte, bibliographic information regarding Monte’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of the information provided by Monte, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Advisory Agreements with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting.  In their deliberations considering the Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by Monte to the Fund, the Board first considered the resignation of the Fund’s current investment adviser, RJO Investment Management, LLC (“RJO”), and the effect of such resignation on the Fund and its day to day operations.  The Trustees then discussed options for the Fund that would be least disruptive to, and in the best interest of, shareholders, including approving a new investment adviser to replace RJO.  The Board then reviewed materials provided by Monte related to the Advisory Agreements with the Trust, including a description of the manner in which investment decisions will be made and executed, a review of the professional personnel that would perform services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of Monte’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board considered Monte’s specific responsibilities in all aspects of the day-to-day management of the Fund.  The Board noted that the day-to-day operations of the Fund had not changed since the advisory agreement with RJO (the “Prior Advisory Agreement”) was approved and were not anticipated to change.  Additionally, the Board received satisfactory responses from the representative of Monte with respect to a series of important questions, including whether Monte was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether Monte has procedures in place to adequately allocate trades among its respective clients.  The Board considered that, under the terms of each of the Advisory Agreements, Monte, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund, subject to the 150 day term in the case of the Interim Agreement and to shareholder approval in the case of the New Advisory Agreement.  The Board reviewed the descriptions provided by Monte of its practices for monitoring compliance with the Fund’s investment limitations, noting that Monte’s CCO will periodically review the portfolio manager’s performance of their duties with respect to the Fund to ensure compliance under Monte’s compliance program.  The Board also considered Monte’s registration as a Commodity Pool Operator (“CPO”) with the National Futures Association.  Monte informed the Board that they are not yet registered as a CPO, however the firm would be registered by the time the Interim Agreement would be effective.  Further, the Board noted that while Monte had not yet obtained D&O/E&O insurance coverage and that Monte was in the process of obtaining such coverage.  Monte assured the Board that the firm would have the required D&O/E&O insurance coverage in place by the time the Interim Agreement became effective.  The Board then reviewed the capitalization of Monte based on financial information and other materials provided by Monte and discussed such materials with Monte. The Board concluded that Monte was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund. The Board also concluded that Monte had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under each of the Advisory Agreements and that the nature, overall quality and extent of the management services to be provided by Monte were satisfactory.  The Board concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the Prior Advisory Agreement and did not expect them to change under the New Advisory Agreement.

Performance.  As to performance, because Monte has not managed a fund or separate accounts with a strategy similar to the Fund’s, the Board did not consider past performance in evaluating Monte.

Fees and Expenses.  As to the fees and expenses paid by the Fund, the Board reviewed and discussed a comparison of the Fund’s management fee and overall expense ratio to a peer group of funds constructed by Monte with similar investment objectives and strategies and of similar size to the Fund and noted that the advisory fee is on the lower side of its peer group.  The Board also considered any fall-out benefits likely to accrue to Monte or its affiliates from its relationship with the Fund.  The Board reviewed the contractual arrangements for the Fund, including a proposed operating expense limitation agreement pursuant to which Monte had agreed to waive or limit its management fee and/or reimburse expenses and to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.75%, and 1.75%, of the Fund’s average net assets, for Class A, Class C, and Class I shares, respectively, through March 31, 2015, and then 3.00%, 3.75% and 2.75% for Class A, Class C and Class I shares, respectively, adjusted annually of the average daily net assets through March 31, 2024 and found such arrangements to be beneficial to shareholders.  The Board noted that Monte proposed to charge the Fund an advisory fee at an annual rate of 0.96% based on the average net assets the Fund which is the same fee as was in the Prior Advisory Agreement and in the Interim Agreement.  The Board concluded that, based on Monte’s experience and expertise, and the services to be provided by Monte to the Fund, the fees to be charged by Monte were reasonable.

Profitability.  The Board also considered the level of profits that could be expected to accrue to Monte with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of Monte provided by Monte.  The Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from Monte’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, Monte’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from Monte as the Board believed to be reasonably necessary to evaluate the terms of the Interim Agreement and New Advisory Agreement (the “Advisory Agreements”), and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of each of the Advisory Agreements are reasonable; (b) the investment advisory fee is reasonable; and (c) each of the Advisory Agreements is in the best interests of the Fund and its shareholders. In considering the approval of each of the Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreements was in the best interests of the Fund and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the Advisory Agreements.

Privacy Policy

                                               Rev. January 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Gemini Alternative Funds, LLC

•

Gemini Hedge Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended November 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-542-4MHB (4642), or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-542-4MHB (4642).

INVESTMENT ADVISOR

Monte Capital Group, LLC

11 Broadway

New York, N.Y. 10004

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/Kevin E. Wolf

       Kevin E. Wolf, President

Date

8/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

               Kevin E. Wolf, President

Date  8/6/14

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

8/6/14